Segment information - Schedule of Geographical Areas (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 30, 2025	Mar. 31, 2024	Apr. 02, 2023
Disclosure of geographical areas [line items]
Revenue	$ 1,348.4	$ 1,333.8	$ 1,217.0
Other non-current non-financial assets	573.7	586.7
North America
Disclosure of geographical areas [line items]
Revenue	579.5	570.9	581.2
Other non-current non-financial assets	320.9	362.8
Canada
Disclosure of geographical areas [line items]
Revenue	240.6	246.3	241.0
Other non-current non-financial assets	202.2	222.1
United States
Disclosure of geographical areas [line items]
Revenue	338.9	324.6	340.2
Other non-current non-financial assets	118.7	140.7
Asia Pacific
Disclosure of geographical areas [line items]
Revenue	537.8	506.9	354.2
Other non-current non-financial assets	107.5	97.7
Greater China
Disclosure of geographical areas [line items]
Revenue	426.5	422.2	287.3
Other non-current non-financial assets	60.0	63.6
Asia Pacific (excluding Greater China)
Disclosure of geographical areas [line items]
Revenue	111.3	84.7	66.9
Other non-current non-financial assets	47.5	34.1
EMEA
Disclosure of geographical areas [line items]
Revenue	231.1	256.0	$ 281.6
Other non-current non-financial assets	$ 145.3	$ 126.2